Organization, Development Stage and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 35,545	$ 6,296	$ 69,824	$ 12,545
Working capital deficit	379,225		379,225		$ 309,401
Accumulated deficit	$ 6,115,053		$ 6,115,053		$ 6,045,229